UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: June 30, 2002

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:98

Form 13F Information Table Value Total:$ 468,858,562



        30-Jun-02
				             TITLE                          VALUE            SHARES/      INVSTMT    VOTING
           Name of Issuer            OF CLAS       CUSIP          (x$1000)           PRN AMT      DSCRETN     AUTH
Abbott Labs                            COM            002824100            219           5841        SOLE     SOLE
Affymetrix Inc                         COM           00826T108            2420         100880        SOLE     SOLE
Agilent Technologies                   COM           00846U101             367          15958        SOLE     SOLE
Alza Corp                              CNV           022615AC2             223           1650        SOLE     SOLE
American Int'l Group                   COM            026874107          21915         321205        SOLE     SOLE
Amgen Inc                              COM            031162100            598          14290        SOLE     SOLE
Analog Devices Inc.                    COM            032654105          19126         644000        SOLE     SOLE
AON Corp                               COM            037389103            338          11475        SOLE     SOLE
Automatic Data                         COM            053015103            352           8100        SOLE     SOLE
BankAmerica Corp                       COM            066050105            473           6723        SOLE     SOLE
Bank of New York                       COM            064057102            864          25612        SOLE     SOLE
Beckman Coulter Inc.                   COM            075811109          23730         475553        SOLE     SOLE
Bellsouth                              COM            079860102            263           8354        SOLE     SOLE
Berkshire Hathaway Inc CL A            COM            084670108            400              6	     SOLE	  SOLE
Berkshire Hathaway Inc CL B            COM            084670207           1101            493        SOLE     SOLE
Biogen Inc.                            COM            090597105          28169         679942        SOLE     SOLE
Boeing Co                              COM            097023105            380           8460        SOLE     SOLE
B P Amoco PLC                          COM            055622104            510          10118        SOLE     SOLE
Bristol Myers                          COM            110122108            543          21145        SOLE     SOLE
Brown Forman Corp. CL B                COM            115637209          11327         164164        SOLE     SOLE
Cardinal Health Inc.                   COM            141498108           2500          40714        SOLE     SOLE
Chubb Corp                             COM            171232101          23430         330943        SOLE     SOLE
Cicso Sys Inc.                         COM           17275R102             148          10660        SOLE     SOLE
Cintas Corp                            COM            172908105            261           5300        SOLE     SOLE
Citigroup                              COM            172967101           2569          66311        SOLE     SOLE
Coca Cola Co.                          COM            191216100           1523          27198        SOLE     SOLE
Coca Cola FEMSA S A DE C               COM            191241108           2203          91800        SOLE     SOLE
Colgate Palmolive                      COM            194162103           1037          20733        SOLE     SOLE
Conexant Systems Inc                   COM            207142100            159          91194        SOLE     SOLE
Dionex Corp.                           COM            254546104          11334         423113        SOLE     SOLE
Disney Walt Co Del                     COM            254687106           1061          56157        SOLE     SOLE
Donnelley RR & Sons                    COM            257867101            418          15200        SOLE     SOLE
Dow Chemical                           COM            260543103           7061         205390        SOLE     SOLE
Elan Corp ADR                          COM            207142100            357          65324        SOLE     SOLE
Ericsson L M Tel Co                    COM            294821400             25          17600        SOLE     SOLE
Exxon Mobil Corp                       COM           30231G102            2302          56280        SOLE     SOLE
Federal National Mort.                 COM            313586109            206           2800        SOLE     SOLE
Filenet Corp                           COM            316869106          15132        1043590        SOLE     SOLE
Forest Labs Inc                        COM            345838106            523           7400        SOLE     SOLE
Gannett Inc.                           COM            364730101          11860         156269        SOLE     SOLE
General Electric                       COM            369604103           6528         224722        SOLE     SOLE
General Mills Inc.                     COM            370334104            458          10400        SOLE     SOLE
Grainger WW Inc.                       COM            384802104          10191         203430        SOLE     SOLE
Grey Global Group                      COM           39787M108           21904          31745        SOLE     SOLE
Grupo Televiso                         COM           40049J206            6761         180875        SOLE     SOLE
Halliburton Co.                        COM            406216101           5458         342422        SOLE     SOLE
Hartford Finl Svcs                     COM            416515104            440           7406        SOLE     SOLE
Hewlett Packard                        COM            428236103           3248         212614        SOLE     SOLE
Home Depot                             COM            437076102            258           7047        SOLE     SOLE
Incyte Pharmaceuticals                 COM           45337C102            2314         318315        SOLE     SOLE
IBM                                    COM            459200101           5394          74921        SOLE     SOLE
Intel Corp                             COM            458140100            941          51506        SOLE     SOLE
Interpublic Group                      COM            460690100            396          16000        SOLE     SOLE
ITT Educational Services               COM           45068B109            7192         329930        SOLE     SOLE
Johnson & Johnson                      COM            478160104          41403         792257        SOLE     SOLE
Kerr McGee Corp.                       COM            492386107           6502         121430        SOLE     SOLE
Kerr McGee Corp.                      SDCV           492386AP2             911           8250        SOLE     SOLE
Liberty Medical Corp New               COM            530718105            225          22550        SOLE     SOLE
Lucent Technologies Inc.               COM            549463107             36          22090        SOLE     SOLE
Maxygen                                COM            577776107           4982         406700        SOLE     SOLE
McDonalds Corp                         COM            580135101            439          15460        SOLE     SOLE
Merck & Co.                            COM            589331107           6028         119054        SOLE     SOLE
Merrill Lynch & Co.                    COM            590188108           1028          25400        SOLE     SOLE
Microsoft Corp                         COM            594918104            409           7493        SOLE     SOLE
Minn Mng & Mfg Co                      COM            604059105            249           2030        SOLE     SOLE
Mondavi Robert Corp                    COM            609200100           6134         179150        SOLE     SOLE
Morgan J. P.                           COM            616880100          20605         607484        SOLE     SOLE
Motorola Inc.                          COM            620076109           2325         159421        SOLE     SOLE
Network Associates                     COM            640938106           3500         181650        SOLE     SOLE
Nortel Networks Corp                   COM            656568102            230         158750        SOLE     SOLE
Pall Corp                              COM            696429307            366          17675        SOLE     SOLE
Pepsico                                COM            713448108           1305          27088        SOLE     SOLE
Pfizer Inc                             COM            717081103            910          26021        SOLE     SOLE
Philip Morris Co Inc                   COM            718154107            353           8100        SOLE     SOLE
Proctor & Gamble                       COM            742718109           1044          11694        SOLE     SOLE
Rockwell International                 COM            774347108           1990          99621        SOLE     SOLE
Rockwell Collins                       COM            774341101           2734          99712        SOLE     SOLE
Royal Dutch Pete                       COM            780257705            407           7364        SOLE     SOLE
Sara Lee Corp.                         COM            803111103            593          28732        SOLE     SOLE
SBC Communications                     COM           78387G103             773          25371        SOLE     SOLE
SBS Broadcasting S.A.                  COM           L8137F102            8401         451465        SOLE     SOLE
Schering Plough Corp                   COM            806605101           9339         379653        SOLE     SOLE
Schlumberger Limited                   COM            806857108           5294         113865        SOLE     SOLE
Sequenom Inc                           COM            817337108           1637         463885        SOLE     SOLE
Steinway Musical Instr                 COM            858495104           5013         234265        SOLE     SOLE
Stryker Corp.                          COM            863667101            893          16700        SOLE     SOLE
Swiss Helvetia Fund                    COM            870875101            240          21000        SOLE     SOLE
Systems & Computer                    SDCV           871873AB1             363           4000        SOLE     SOLE
Teradyne Inc                           COM            880770102          11516         490075        SOLE     SOLE
Tiffany & Co.                          COM            886547108          30921         878452        SOLE     SOLE
Tribune Co New                         COM            896047107          15024         345392        SOLE     SOLE
Tularik Ink                            COM            899165104            968         105615        SOLE     SOLE
Tyco Int'L Ltd                         COM            902124106            176          13082        SOLE     SOLE
US Bancorp                             COM            902973106           2147          91961        SOLE     SOLE
Verizon Communictions                  COM           92343V104             500          12456        SOLE     SOLE
Viacom Inc.                            COM            925524308            782          17628        SOLE     SOLE
Wachovia Corp                          COM            929903102            653          17116        SOLE     SOLE
Williams Sonoma Inc                    COM            969904101            551          18000        SOLE     SOLE






































































































































































































































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